Investments in Associates and Joint Ventures - Summary of Expected Credit Losses of Financial Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Balances as at beginning of the year	₱ 16,739
Balances at end of the year	17,202	₱ 16,739
Metro Pacific Investments Corporation [Member]
Disclosure Of Joint Ventures [Line Items]
Balances as at beginning of the year	2	4
Provisions	1
Financial assets derecognized during the year	(1)	(2)
Balances at end of the year	2	2
Metro Pacific Investments Corporation [Member] | Stage 1 [Member] | 12-Month ECL [Member]
Disclosure Of Joint Ventures [Line Items]
Balances as at beginning of the year	2	4
Provisions	1
Financial assets derecognized during the year	(1)	(2)
Balances at end of the year	₱ 2	₱ 2